Other Current Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other Current Assets [Line Items]
Working capital loans	$ 15,000	$ 15,000
FLFV Sponsor [Member]
Other Current Assets [Line Items]
Payments of extension loans	560,000	300,000
GMFI [Member]
Other Current Assets [Line Items]
Payments of extension loans	$ 300,000	$ 300,000